Earnings per share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Summary of Reconciliation of Earnings Used To Calculate Earnings Per Share	Earnings used in the basic, diluted and headline earnings per share calculation represent the profit attributable to the ordinary equity shareholders after deducting amounts representing the coupon on perpetual hybrid bonds on a pro-rata basis regardless of whether or not coupons have been declared and paid in the period. Below is a reconciliation of the earnings used to calculate earnings per share:

	2024 £m	2023 £m	2022 £m
Earnings/(loss) attributable to owners of the parent	3,068	(14,367)	6,666
Coupon on perpetual hybrid bonds	(56)	(59)	(60)
Tax on coupon on perpetual hybrid bonds	14	14	11
Earnings/(loss)	3,026	(14,412)	6,617

Summary of Reconciliation from Basic to Diluted Earnings Per Share	Below is a reconciliation from basic to diluted
earnings per share for 2024 and 2022:

			2024			2023			2022
	Earnings £m	Weighted average number of shares m	Earnings per share pence	Loss £m	Weighted average number of shares m	Loss per share pence	Earnings £m	Weighted average number of shares m	Earnings per share pence
Basic earnings/(loss) per share (ordinary shares of 25p each)	3,026	2,214	136.7	(14,412)	2,229	(646.6)	6,617	2,256	293.3
Share options	—	11	(0.7)	—	—	—	—	11	(1.4)
Diluted earnings/(loss) per share*	3,026	2,225	136.0	(14,412)	2,229	(646.6)	6,617	2,267	291.9
Note:
*In 2023, the Group reported a loss for the year. Following the requirements of IAS 33, the impact of share options would be antidilutive and is therefore excluded, for 2023, from the calculation of diluted earnings per share, calculated in accordance with IFRS. For remuneration purposes, and reflective of the Group's positive earnings on an adjusted basis,
Management  included the dilutive effect of share options in calculating adjusted diluted earnings per share. There were 8 million share options on a weighted average basis in 2023.

Summary of Adjusted Earnings Per Share	Adjusted earnings per share calculation
Earnings have been affected by a number of adjusting items, which are described in notes 3 to 10. Adjusting items are significant items in the profit from operations, net finance costs, taxation and the Group’s share of the post-tax results of associates and joint ventures which individually or, if of a similar type, in aggregate, are relevant to an understanding of the Group’s underlying financial performance.
The Group believes that these items are useful to users of the Group financial statements in helping them to understand the underlying business performance. To illustrate the impact of these items, an adjusted earnings per share calculation is shown below.

								Basic
		2024			2023		2022
	Notes	Earnings £m	Earnings per share pence		(Loss)/ earnings £m	(Loss)/ Earnings per share pence	Earnings £m	Earnings per share pence
Basic earnings/(loss) per share		3,026	136.7		(14,412)	(646.6)	6,617	293.3
Effect of amortisation and impairment of goodwill, trademarks and similar intangibles	4	2,318	104.7		27,816	1,247.9	285	12.6
Tax and non-controlling interests on amortisation and impairment of goodwill, trademarks and similar intangibles	10(e)	(522)	(23.6)		(5,390)	(241.8)	(67)	(3.0)
Effect of impairment charges in respect of property, plant and equipment	4	149	6.7		—	—	—	—
Tax and non-controlling interests on impairment charges in respect of property, plant and equipment	10(e)	(48)	(2.2)		—	—	—	—
Effect of settlement of historical litigation in relation to the Fox River	5(c)	(132)	(6.0)		—	—	—	—
Tax on settlement of historical litigation in relation to the Fox River	10(e)	22	1.0		—	—	—	—
Net effect of excise and VAT cases	5(b), 6(k)	—	—		(167)	(7.5)	(460)	(20.4)
Tax on excise and VAT cases	10(e)	—	—		41	1.8	72	3.2
Effect of the ongoing litigation in Canada	6(c)	6,203	280.2		—	—	—	—
Tax on the ongoing litigation in Canada	10(e)	(1,644)	(74.3)		—	—	—	—
Effect of disposal of subsidiaries	6(f)	—	—		546	24.5	(6)	(0.3)
Effect of Romania and Brazil other taxes	6(k)	449	20.3		47	2.1	—	—
Tax on Romania and Brazil other taxes	10(e)	(2)	(0.1)		(16)	(0.7)	—	—
Effect of charges in respect of DOJ and OFAC investigations	6(h)	4	0.2		75	3.4	450	19.9
Effect of planned disposal of subsidiaries	6(j)	—	—		(195)	(8.7)	612	27.2
Tax on planned disposal of subsidiaries	10(e)	—	—		—	—	(10)	(0.4)
Effect of restructuring and integration costs	7	—	—		(2)	(0.1)	771	34.2
Tax and non-controlling interests on restructuring and integration costs	10(e)	—	—		(3)	(0.1)	(116)	(5.1)
Other adjusting items	3, 6(d),6(g),6(i)	163	7.4		96	4.3	233	10.3
Tax effect on other adjusting items	10(e)	(44)	(2.0)		(22)	(1.0)	(37)	(1.6)
Effect of early repurchase of bonds	8(b)	(590)	(26.6)		29	1.3	—	—
Tax effect of early repurchase of bonds	10(e)	141	6.4		(8)	(0.4)	—	—
Effect of interest on FII GLO settlement and other	8(b)	99	4.5		67	3.0	34	1.5
Tax effect of interest on FII GLO settlement and other	10(e)	(26)	(1.2)		(18)	(0.8)	(6)	(0.3)
Effect of gains related to the partial divestment of shares held in ITC	9(a)	(1,361)	(61.5)		—	—	—	—
Capital gains tax and deferred tax associated with the partial divestment of shares held in ITC	10(e)	36	1.6	2	—	—	—	—
Effect of associates' adjusting items net of tax	9(a)	(18)	(0.8)	—	(8)	(0.4)	92	4.1
Deferred tax relating to changes in tax rates	10(d)	(267)	(12.1)		(97)	(4.4)	(44)	(2.0)
Adjusting items in tax	10(d)	110	5.0		24	1.2	—	—
Adjusted earnings per share (basic)		8,066	364.3		8,403	377.0	8,420	373.2

									Diluted
		2024			2023			2022
	Notes	Earnings £m	Earnings per share pence		(Loss)/ earnings £m	(Loss)/ earnings per share pence		Earnings £m	Earnings per share pence
Diluted earnings/(loss) per share		3,026	136.0		(14,412)	(646.6)		6,617	291.9
Effect of amortisation and impairment of goodwill, trademarks and similar intangibles	4	2,318	104.2		27,816	1,247.9		285	12.6
Tax and non-controlling interests on amortisation and impairment of goodwill, trademarks and similar intangibles	10(e)	(522)	(23.5)		(5,390)	(241.8)		(67)	(3.0)
Effect of impairment charges in respect of property, plant and equipment	4	149	6.7		—	—		—	—
Tax and non-controlling interests on impairment charges in respect of property, plant and equipment	10(e)	(48)	(2.2)		—	—		—	—
Effect of settlement of historical litigation in relation to the Fox River	5(c)	(132)	(5.9)		—	—		—	—
Tax on settlement of historical litigation in relation to the Fox River	10(e)	22	1.0		—	—		—	—
Net effect of excise and VAT cases	5(b), 6(k)	—	—		(167)	(7.5)		(460)	(20.3)
Tax on excise and VAT cases	10(e)	—	—		41	1.8		72	3.2
Effect of the ongoing litigation in Canada	6(c)	6,203	278.9		—	—		—	—
Tax on the ongoing litigation in Canada	10(e)	(1,644)	(73.9)		—	—		—	—
Effect of disposal of subsidiaries	6(f)	—	—		546	24.5		(6)	(0.3)
Effect of Romania and Brazil other taxes	6(k)	449	20.2		47	2.1		—	—
Tax on Romania and Brazil other taxes	10(e)	(2)	(0.1)		(16)	(0.7)		—	—
Effect of charges in respect of DOJ and OFAC investigations	6(h)	4	0.2		75	3.4		450	19.9
Effect of planned disposal of subsidiaries	6(j)	—	—		(195)	(8.7)		612	26.8
Tax on planned disposal of subsidiaries	10(e)	—	—		—	—		(10)	(0.4)
Effect of restructuring and integration costs	7	—	—		(2)	(0.1)		771	34.0
Tax and non-controlling interests on restructuring and integration costs	10(e)	—	—		(3)	(0.1)		(116)	(5.1)
Other adjusting items	3, 6(d)6(g),6(i)	163	7.3		96	4.3		233	10.3
Tax effect on other adjusting items	10(e)	(44)	(2.0)		(22)	(1.0)		(37)	(1.6)
Effect of early repurchase of bonds	8(b)	(590)	(26.5)		29	1.3		—	—
Tax effect of early repurchase of bonds	10(e)	141	6.3		(8)	(0.4)		—	—
Effect of interest on FII GLO settlement and other	8(b)	99	4.4		67	3.0		34	1.5
Tax effect of interest on FII GLO settlement and other	10(e)	(26)	(1.2)	—	(18)	(0.8)	—	(6)	(0.3)
Effect of gains related to the partial divestment of shares held in ITC	9(a)	(1,361)	(61.1)	1	—	—	1	—	—
Capital gains tax and deferred tax associated with the partial divestment of shares held in ITC	10(e)	36	1.6	2	—	—	2	—	—
Effect of associates' adjusting items net of tax	9(a)	(18)	(0.8)	—	(8)	(0.4)	—	92	4.1
Deferred tax relating to changes in tax rates	10(d)	(267)	(12.0)	1	(97)	(4.4)	1	(44)	(1.9)
Adjusting items in tax	10(d)	110	4.9		24	1.2		—	—
Impact of dilution*		—	—		—	(1.4)
Adjusted diluted earnings per share		8,066	362.5		8,403	375.6		8,420	371.4
Note:
*In 2023, the Group reported a loss for the year. Following the requirements of IAS 33, the impact of share options would be antidilutive and is therefore excluded, for 2023, from the calculation of diluted earnings per share, calculated in accordance with IFRS. For remuneration purposes, and reflective of the Group's positive earnings on an adjusted basis,
Management  included the dilutive effect of share options in calculating adjusted diluted earnings per share.

Summary of Headline Earnings Per Share	Headline earnings per share as required by the JSE Limited
The presentation of headline earnings per share, as an alternative measure of earnings per share, is mandated under the JSE Listing
Requirements. It is calculated in accordance with Circular 1/2023 ‘Headline Earnings’, as issued by the South African Institute of
Chartered Accountants.

						Basic
	2024		2023		2022
	Earnings £m	Earnings per share pence	(Loss)/ earnings £m	(Loss)/ earnings per share pence	Earnings £m	Earnings per share pence
Basic earnings/(loss) per share	3,026	136.7	(14,412)	(646.6)	6,617	293.3
Effect of impairment of intangibles, property, plant and equipment, associates and assets held-for-sale	875	39.5	27,800	1,247.2	429	19.0
Tax and non-controlling interests on intangibles, property, plant and equipment, associates and assets held-for-sale	(203)	(9.2)	(5,430)	(243.6)	(77)	(3.4)
Effect of gains on disposal of property, plant and equipment, trademarks, held-for-sale assets, partial/full termination of IFRS 16 leases, and sale and leaseback	(129)	(5.8)	(125)	(5.6)	(21)	(0.9)
Tax and non-controlling interests on disposal of property, plant and equipment, held-for-sale assets, partial/full termination of IFRS 16 leases, and sale and leaseback	32	1.4	27	1.2	5	0.2
Effect of impairment of subsidiaries transferred to held-for- sale and associated costs	—	—	(203)	(9.1)	548	24.2
Tax on impairment of subsidiaries and associated costs	—	—	—	—	(10)	(0.4)
Effect of foreign exchange reclassification from reserves to the income statement
- Subsidiaries	—	—	552	24.8	6	0.3
- Associates	—	—	—	—	(1)	—
Issue of shares and change in shareholding of an associate	(18)	(0.8)	(40)	(1.8)	3	0.1
Gain on partial disposal of an associate and associated capital gains tax, including foreign exchange recycled	(1,307)	(59.0)	—	—	—	—
Headline earnings per share (basic)	2,276	102.8	8,169	366.5	7,499	332.4

						Diluted
	2024		2023		2022
	Earnings £m	Earnings per share pence	(Loss)/ earnings £m	(Loss)/ earnings per share pence	Earnings £m	Earnings per share pence
Diluted earnings/(loss) per share	3,026	136.0	(14,412)	(646.6)	6,617	291.9
Effect of impairment of intangibles, property, plant and equipment, associates and assets held-for-sale	875	39.3	27,800	1,247.2	429	18.9
Tax and non-controlling interests on intangibles, property, plant and equipment, associates and assets held-for-sale	(203)	(9.1)	(5,430)	(243.6)	(77)	(3.4)
Effect of gains on disposal of property, plant and equipment, trademarks, held-for-sale assets, partial/full termination of IFRS 16 leases, and sale and leaseback	(129)	(5.8)	(125)	(5.6)	(21)	(0.9)
Tax and non-controlling interests on disposal of property, plant and equipment, held-for-sale assets, partial/full termination of IFRS 16 leases, and sale and leaseback	32	1.4	27	1.2	5	0.2
Effect of impairment of subsidiaries transferred to held-for- sale and associated costs	—	—	(203)	(9.1)	548	24.1
Tax on impairment of subsidiaries and associated costs	—	—	—	—	(10)	(0.4)
Effect of foreign exchange reclassification from reserves to the income statement
- Subsidiaries	—	—	552	24.8	6	0.3
- Associates	—	—	—	—	(1)	—
Issue of shares and change in shareholding of an associate	(18)	(0.8)	(40)	(1.8)	3	0.1
Gain on partial disposal of an associate and associated capital gains tax, including foreign exchange recycled	(1,307)	(58.7)	—	—	—	—
Headline earnings per share (diluted)	2,276	102.3	8,169	366.5	7,499	330.8